RELATED PARTY (Details - PPA) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / MWh $ / MWh GWh	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of transactions between related parties [line items]
Management Fee Expense | $	$ 80	$ 82	$ 62
Energy marketing fees | $	$ 24	24	23
Power purchase agreement BPUSHA
Disclosure of transactions between related parties [line items]
Reduction in price per MWh	5.03
Initial expiry date	2026
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Management Fee Expense | $	$ 80	$ 82	$ 62
Management fee fixed component | $	21
Management fee fixed component quarterly | $	5
Capitalization for management fees | $	16,000
Initial capitalization for management fees | $	8
Energy marketing fees | $	$ 18
Brookfield Renewable | Power purchase agreement GLPL
Disclosure of transactions between related parties [line items]
Average price per MWh	100
Average Price Adjustment Fixed Rate Percent	3.00%
Option to extend a fixed price commitment, per MWh	60
Initial expiry date	2029
Option to extend a fixed price commitment, Year	2044
Brookfield Renewable | Power purchase agreement MPT
Disclosure of transactions between related parties [line items]
Average price per MWh	127
Average Price Adjustment Fixed Rate Percent	3.00%
Initial expiry date	2029
Brookfield Renewable | Power purchase agreement BPUSHA
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI	40.00%
Reduction in price per MWh	3
Contact Termination date	2046
Maximum annual increment in power purchase agreements	3.00%
Eletricity prices	75
Brookfield Renewable | Power purchase agreement BPUSHA | Top of range
Disclosure of transactions between related parties [line items]
Option to extend a fixed price commitment, Year	2021
Brookfield Renewable | Power purchase agreement BPUSHA | Bottom of range
Disclosure of transactions between related parties [line items]
Option to extend a fixed price commitment, Year	2025
Brookfield Renewable | Power purchase agreement GLHA
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI	20.00%
Eletricity prices	37
Brookfield Renewable | Power purchase agreement Lievre power
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI	40.00%
Maximum annual increment in power purchase agreements	3.00%
Eletricity prices	68
Brookfield Renewable | Power purchase agreement hydro pontiac one
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI	40.00%
Initial expiry date	2029
Commencement date of power purchase agreements	2019
Eletricity prices	68
Brookfield Renewable | Power purchase agreement hydro pontiac two
Disclosure of transactions between related parties [line items]
Annual increment as % of CPI	40.00%
Commencement date of power purchase agreements	2020
Eletricity prices	68
Brookfield Renewable | Power purchase agreement wind levelization
Disclosure of transactions between related parties [line items]
Initial expiry date	2019
Expected generation | GWh	506